Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 99.9%
Argentina 2.5%
Grupo Financiero Galicia SA (ADR)* (Cost $356,814)	22,500	1,518,300
Brazil 2.8%
Cosan SA	116,771	154,654
Embraer SA*	7,500	76,616
NU Holdings Ltd. "A"*	30,000	397,200
Pagseguro Digital Ltd. "A"*	35,000	260,750
Petroleo Brasileiro SA	1,000	7,127
Raia Drogasil SA	175,000	631,540
StoneCo., Ltd. "A"*	20,000	183,400
(Cost $1,690,096)		1,711,287
China 22.6%
Alibaba Group Holding Ltd.	150,000	1,772,330
ANTA Sports Products Ltd.	70,000	742,789
Baidu, Inc. (ADR)*	11,000	996,600
BYD Co., Ltd. "H"	25,000	876,855
JD.com, Inc. "A"	30,000	608,113
Meituan "B" 144A*	75,000	1,431,918
Naura Technology Group Co., Ltd. "A"	17,500	908,671
NetEase, Inc. (ADR)	3,000	308,550
PetroChina Co., Ltd. "H"	950,000	727,294
Ping An Insurance Group Co. of China Ltd. "H"	110,000	616,765
Shenzhen Mindray Bio-medical Electronics Co., Ltd. "A"	10,300	330,255
Tencent Holdings Ltd.	65,000	3,368,138
Tencent Music Entertainment Group (ADR)	60,000	718,800
Tongcheng Travel Holdings Ltd. REG S	150,000	377,438
(Cost $10,170,635)		13,784,516
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	4,149
Hong Kong 3.8%
AIA Group Ltd.	225,000	1,574,349
China Resources Beer Holdings Co. Ltd.	100,000	301,817
Hong Kong Exchanges & Clearing Ltd.	3,500	136,088
Link REIT (REIT)	75,000	309,303
(Cost $2,803,308)		2,321,557
India 16.8%
Avenue Supermarts Ltd. 144A*	2,500	105,751
Bharti Airtel Ltd.	42,500	798,132
CreditAccess Grameen Ltd.	27,500	338,259
Dabur India Ltd.	25,000	152,823
HDFC Bank Ltd.	75,000	1,469,624
HDFC Bank Ltd. (ADR)	6,000	363,840
Hindustan Unilever Ltd.	7,500	214,071

ICICI Bank Ltd.	190,000	2,739,301
Infosys Ltd.	32,500	705,691
Larsen & Toubro Ltd.	25,000	1,026,899
Max Healthcare Institute Ltd.	40,000	491,528
Polycab India Ltd.	9,000	627,383
Reliance Industries Ltd.	72,500	1,053,639
Reliance Industries Ltd. 144A, (GDR)	2,500	146,750
(Cost $6,812,451)		10,233,691
Indonesia 4.3%
Bank Negara Indonesia Persero Tbk. PT	2,250,000	656,576
Ciputra Development Tbk. PT	7,500,000	454,369
PT Bank Central Asia Tbk	1,000,000	579,811
PT Bank Mandiri Persero Tbk	2,000,000	736,562
PT Bank Rakyat Indonesia Persero Tbk	750,000	193,121
(Cost $2,849,822)		2,620,439
Kazakhstan 1.6%
Kaspi.KZ JSC (ADR) (Cost $1,046,795)	10,000	951,000
Korea 8.4%
DB Insurance Co. Ltd.	4,500	300,171
Hyundai Motor Co.	4,500	633,475
KB Financial Group, Inc.	10,000	629,006
Samsung Electronics Co., Ltd.	32,500	1,163,826
Samsung Fire & Marine Insurance Co., Ltd.	3,000	783,528
Samsung Life Insurance Co., Ltd.	10,000	611,433
SK Hynix, Inc.	7,500	1,017,001
(Cost $4,187,694)		5,138,440
Malaysia 0.8%
Gamuda Bhd. (Cost $467,336)	525,000	475,666
Mexico 0.6%
BBB Foods, Inc. "A"*	11,000	341,220
Corp. Inmobiliaria Vesta SAB de CV	1,000	2,610
Gentera SAB de CV	1,000	1,307
(Cost $328,624)		345,137
Netherlands 1.1%
Prosus NV (a) (Cost $640,111)	17,500	670,193
Poland 1.3%
Bank Polska Kasa Opieki SA	12,500	490,920
InPost SA*	18,500	302,400
(Cost $776,948)		793,320
Singapore 2.7%
Trip.com Group Ltd.*	20,000	1,418,022
Trip.com Group Ltd. (ADR)*	3,000	210,510
(Cost $849,792)		1,628,532
South Africa 4.0%
Absa Group Ltd.	35,000	347,343
Capitec Bank Holdings Ltd.	5,500	875,617
FirstRand Ltd.	200,000	812,497

Foschini Group Ltd.	20,000	152,503
Truworths International Ltd.	60,000	274,911
(Cost $2,538,214)		2,462,871
Taiwan 22.1%
Alchip Technologies Ltd.	12,000	1,125,876
Delta Electronics, Inc.	80,000	1,061,504
Hon Hai Precision Industry Co. Ltd.	100,000	541,241
MediaTek, Inc.	35,000	1,528,477
Quanta Computer, Inc.	23,000	186,099
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	268,804	8,742,327
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,600	334,912
(Cost $4,427,235)		13,520,436
Turkey 2.4%
Haci Omer Sabanci Holding AS	350,000	976,562
Turkiye Is Bankasi AS "C"	850,000	336,177
Yapi ve Kredi Bankasi AS	200,000	171,316
(Cost $1,530,396)		1,484,055
Uruguay 2.1%
MercadoLibre, Inc.* (Cost $811,116)	675	1,297,478
Total Equity Securities (Cost $42,290,604)		60,961,067

Rights 0.0%
Argentina
Grupo Financiero Banorte SAB de CV, Expiration Date 2/6/2025* (Cost $0)	279	3,801

Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	4,226

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (c) (d) (Cost $165,613)	165,613	165,613

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.41% (c) (Cost $181,500)	181,500	181,500

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $42,641,765)	100.5	61,316,207
Other Assets and Liabilities, Net	(0.5)	(275,398)
Net Assets	100.0	61,040,809
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (c) (d)
—	165,613 (e)	—	—	—	17	—	165,613	165,613
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.41% (c)
145,527	7,673,341	7,637,368	—	—	3,023	—	181,500	181,500
145,527	7,838,954	7,637,368	—	—	3,040	—	347,113	347,113

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $158,165, which is 0.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
JSC: Joint Stock Company
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At January 31, 2025 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	19,058,774	31%
Information Technology	17,315,624	29%
Consumer Discretionary	10,466,535	17%
Communication Services	6,190,220	10%
Industrials	2,508,964	4%
Energy	2,089,464	4%
Consumer Staples	1,747,222	3%
Health Care	821,783	1%
Real Estate	766,282	1%
Total	60,964,868	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,518,300	$—	$—	$1,518,300
Brazil	1,711,287	—	—	1,711,287
China	2,023,950	11,760,566	—	13,784,516
Georgia	—	4,149	—	4,149
Hong Kong	—	2,321,557	—	2,321,557
India	1,137,973	9,095,718	—	10,233,691
Indonesia	—	2,620,439	—	2,620,439
Kazakhstan	951,000	—	—	951,000
Korea	—	5,138,440	—	5,138,440
Malaysia	—	475,666	—	475,666
Mexico	345,137	—	—	345,137
Netherlands	—	670,193	—	670,193
Poland	—	793,320	—	793,320
Singapore	210,510	1,418,022	—	1,628,532
South Africa	—	2,462,871	—	2,462,871
Taiwan	334,912	4,443,197	8,742,327	13,520,436
Turkey	—	1,484,055	—	1,484,055
Uruguay	1,297,478	—	—	1,297,478
Rights	—	3,801	—	3,801
Exchange-Traded Funds	4,226	—	—	4,226
Short-Term Investments (a)	347,113	—	—	347,113
Total	$9,881,886	$42,691,994	$8,742,327	$61,316,207
During the period ended January 31, 2025, the amount of transfers between Level 2 and Level 3 was $8,452,858. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
Level 3 Reconciliation
The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Common Stock
Balance as of October 31, 2024	$—
Realized gains (loss)	61,837
Change in unrealized appreciation (depreciation)	294,407
Amortization premium/discount	—
Purchases/PIK	—
Sales	(66,775)
Transfer into Level 3	8,452,858
Transfer (out) of Level 3	—
Balance as of January 31, 2025	$8,742,327
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2025	$294,407
Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 01/31/25	Valuation Technique(s)	Unobservable Input
Common Stock : Information Technology	$8,452,858	Mark to Market Last Traded Price versus Proxy	Change in Proxy based on a comparable ADR

Qualitative Disclosure About Unobservable Inputs
Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable ADR or index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH1
R-080548-3 (1/27)